Debt Obligations and Credit Facilities - Junior Subordinated Notes (Details) - 5.75% Junior Subordinated Notes due 2040 - Junior Subordinated Notes - USD ($)		12 Months Ended
	Sep. 01, 2025	Dec. 31, 2020	Aug. 26, 2020
Debt Instrument [Line Items]
Interest rate		5.75%	5.75%
Aggregate principal amount			$ 350,000,000.0
Redemption price, percentage of principal amount		100.00%
Unamortized costs		$ 5,200,000	$ 5,200,000
Scenario, Forecast | Treasury rate
Debt Instrument [Line Items]
Basis spread on interest rate	5.468%